Summary of Significant Accounting Policies (Preopening Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preopening Expenses [Line Items]
Project development, preopening and writedowns	$ (6,907)	$ (13,747)	$ (10,371)
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Preopening Expenses [Line Items]
Project development, preopening and writedowns			(12,304)
LVE
Preopening Expenses [Line Items]
Project development, preopening and writedowns			$ (1,933)